Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	35 Months Ended	60 Months Ended	66 Months Ended	99 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Jan. 31, 2021	Jul. 31, 2020	Jun. 30, 2020	Jan. 31, 2020	Jul. 31, 2019	Jun. 30, 2019	Jan. 31, 2019	Jul. 31, 2018	Jun. 30, 2018	Jan. 31, 2018	Jul. 31, 2017	Jun. 30, 2017	Jan. 31, 2017	Jul. 31, 2016	Jun. 30, 2016	May 02, 2016	Jul. 31, 2015	Jun. 30, 2015	Jul. 31, 2014	Jun. 30, 2014
C000085181 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Floating Rate Fund (Class A) – including sales charge
Account Value	$ 14,031	$ 14,031	$ 14,031	$ 14,031	$ 14,031	$ 14,031					$ 12,734					$ 11,791						$ 11,857			$ 10,925			$ 10,951			$ 10,471			$ 10,087			$ 9,718			$ 9,689		$ 9,725
Average Annual Return, Percent	7.20%		4.48%			3.44%
C000085181 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Floating Rate Fund (Class A) – excluding sales charge
Average Annual Return, Percent	10.18%		5.05%			3.73%
C000085182 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Floating Rate Fund (Class C) – including sales charge
Account Value	$ 13,382	13,382	$ 13,382	13,382	13,382	$ 13,382					12,236					11,415						11,566			10,738			10,846			10,448			10,140			9,842			9,886		10,000
Average Annual Return, Percent	8.37%		4.27%			2.96%
C000085182 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Floating Rate Fund (Class C) – excluding sales charge
Average Annual Return, Percent	9.37%		4.27%			2.96%
C000085183 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Floating Rate Fund (Class R) – including sales charge
Account Value	$ 14,065	14,065	$ 14,065	14,065	14,065	$ 14,065					12,797					11,864						11,974			11,062			11,117			10,656			10,291			9,939			9,934		10,000
Average Annual Return, Percent	9.91%		4.79%			3.47%
C000085183 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Floating Rate Fund (Class R) – excluding sales charge
Average Annual Return, Percent	9.91%		4.79%			3.47%
C000085184 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Floating Rate Fund (Institutional Class) – including sales charge
Account Value	$ 14,783	14,783	$ 14,783	14,783	14,783	$ 14,783					13,384					12,362						12,401			11,397			11,396			10,869			10,444			10,038			9,983		10,000
Average Annual Return, Percent	10.46%		5.31%			3.99%
C000085184 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Floating Rate Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	10.46%		5.31%			3.99%
C000228679 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Floating Rate Fund (Class R6) – including sales charge
Account Value	$ 11,909	$ 11,909	$ 11,909	11,909	11,909	$ 11,909		$ 11,712	$ 11,443	$ 10,955	10,773		$ 10,483	$ 10,359	$ 9,934	9,931		$ 10,142	$ 10,185	$ 10,101	$ 10,000
Average Annual Return, Percent	10.55%	6.18%
C000228679 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Floating Rate Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	10.55%	6.18%
C000011010 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Extended Duration Bond Fund (Class A) – including sales charge
Account Value	$ 11,594	$ 11,594	$ 11,594	11,594	11,594	$ 11,594					11,074					11,671						14,601			14,412			12,090			10,683			10,862			10,759			9,592		9,550
Average Annual Return, Percent	(0.02%)		(1.75%)			1.49%
C000011010 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Extended Duration Bond Fund (Class A) – excluding sales charge
Average Annual Return, Percent	4.70%		(0.85%)			1.96%
C000011012 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Extended Duration Bond Fund (Class C) – including sales charge
Account Value	$ 11,258	11,258	$ 11,258	11,258	11,258	$ 11,258					10,825					11,510						14,508			14,411			12,178			10,839			11,105			11,082			9,969		10,000
Average Annual Return, Percent	2.99%		(1.57%)			1.19%
C000011012 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Extended Duration Bond Fund (Class C) – excluding sales charge
Average Annual Return, Percent	3.99%		(1.57%)			1.19%
C000011013 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Extended Duration Bond Fund (Class R) – including sales charge
Account Value	$ 11,843	11,843	$ 11,843	11,843	11,843	$ 11,843					11,332					11,979						15,039			14,861			12,501			11,074			11,287			11,208			10,019		10,000
Average Annual Return, Percent	4.51%		(1.09%)			1.71%
C000011013 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Extended Duration Bond Fund (Class R) – excluding sales charge
Average Annual Return, Percent	4.51%		(1.09%)			1.71%
C000011014 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Extended Duration Bond Fund (Institutional Class) – including sales charge
Account Value	$ 12,443	12,443	$ 12,443	12,443	12,443	$ 12,443					11,854					12,465						15,562			15,300			12,817			11,295			11,457			11,304			10,067		10,000
Average Annual Return, Percent	4.96%		(0.61%)			2.21%
C000011014 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Extended Duration Bond Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	4.96%		(0.61%)			2.21%
C000169262 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Extended Duration Bond Fund (Class R6) – including sales charge
Account Value	$ 11,861	11,861	$ 11,861	11,861	$ 11,861	$ 11,861			11,792		11,288			11,537		11,851			13,900			14,782		$ 14,395	14,541		$ 13,396	12,156		$ 10,748	10,704		$ 11,154	10,849		$ 10,096	10,711		$ 10,000
Average Annual Return, Percent	5.07%		(0.51%)		2.09%
C000169262 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Extended Duration Bond Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	5.07%		(0.51%)		2.09%
C000011001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Corporate Bond Fund (Class A) – including sales charge
Account Value							$ 11,785					$ 11,078					$ 11,322						$ 13,151			$ 12,826			$ 11,359			$ 10,264			$ 10,415			$ 10,129			$ 9,562		$ 9,550
Average Annual Return, Percent	1.60%		(0.20%)			1.66%
C000011001 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Corporate Bond Fund (Class A) – excluding sales charge
Average Annual Return, Percent	6.38%		0.72%			2.13%
C000011003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Corporate Bond Fund (Class C) – including sales charge
Account Value							11,464					10,851					11,172						13,074			12,850			11,466			10,438			10,672			10,456			9,945		10,000
Average Annual Return, Percent	4.66%		(0.01%)			1.38%
C000011003 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Corporate Bond Fund (Class C) – excluding sales charge
Average Annual Return, Percent	5.66%		(0.01%)			1.38%
C000011004 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Corporate Bond Fund (Class R) – including sales charge
Account Value							12,038					11,337					11,607						13,537			13,216			11,754			10,649			10,814			10,542			9,994		10,000
Average Annual Return, Percent	6.18%		0.47%			1.87%
C000011004 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Corporate Bond Fund (Class R) – excluding sales charge
Average Annual Return, Percent	6.18%		0.47%			1.87%
C000011005 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Corporate Bond Fund (Institutional Class) – including sales charge
Account Value							12,658					11,869					12,101						14,020			13,639			12,049			10,861			10,994			10,664			10,042		10,000
Average Annual Return, Percent	6.65%		0.97%			2.38%
C000011005 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Corporate Bond Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	6.65%		0.97%			2.38%
C000211235 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Corporate Bond Fund (Class R6) – including sales charge
Account Value	$ 11,485	11,485	$ 11,485	$ 11,485	$ 11,485	$ 11,485			11,239		10,758			10,878		10,944			12,104			12,694		12,465	12,318		11,579	10,888		10,000
Average Annual Return, Percent	6.76%		1.06%	2.55%
C000211235 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Corporate Bond Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	6.76%		1.06%	2.55%
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Account Value	$ 10,621	$ 10,621	$ 10,621	$ 10,621	$ 10,621	$ 10,621	11,727	8,803	10,424	8,386	10,105	11,158	8,934	10,210	8,356	10,458	11,547	8,972	11,141	9,911	10,000	11,507	12,705	11,482	11,588	12,795	10,964	10,523	11,619	10,000	10,750	10,750	10,180	10,837	10,837	9,966	10,893	10,893	10,000	10,282	10,282	10,000	10,000
Average Annual Return, Percent	5.10%	(2.65%)	0.19%	1.10%	1.22%	1.61%
Bloomberg Long US Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Long US Corporate Index
Account Value	$ 13,121	$ 13,121	$ 13,121	$ 13,121	$ 13,121	$ 13,121			12,095		12,431			11,759		12,919			13,958			16,106		14,555	15,995		13,648	13,395		10,977	11,684		$ 11,275	11,782		$ 10,204	11,632		$ 10,000	10,054		10,000
Average Annual Return, Percent	5.56%		(0.41%)		2.40%	2.75%
Bloomberg US Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Bond Index
Account Value	$ 11,334	11,334	$ 11,334	$ 11,334	$ 11,334	$ 11,334	$ 12,905		11,105		10,616	$ 12,088		10,662		10,755	$ 12,246		11,759			12,307	$ 14,013	$ 12,139	12,135	$ 13,817	$ 11,453	10,793	$ 12,289	$ 10,000		$ 11,129			$ 11,211			$ 11,040			$ 10,149		$ 10,000
Average Annual Return, Percent	6.76%		0.98%	2.30%		2.58%
Morningstar LSTA US Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Account Value	$ 15,788	$ 15,788	$ 15,788	$ 15,788	$ 15,788	$ 15,788		$ 11,752	$ 11,478	$ 11,082	$ 14,294		$ 10,495	$ 10,330	$ 9,901	$ 13,020		$ 10,151	$ 10,176	$ 10,091	$ 10,000	$ 13,111			$ 11,974			$ 12,079			$ 11,611			$ 11,120			$ 10,428			$ 10,185		$ 10,000
Average Annual Return, Percent	10.45%	6.40%	5.50%			4.67%